Share-based awards - Summary of Movement in Non-Vested Share Options (Details) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Options Outstanding Number of Shares
Non-vested outstanding at beginning of period (in shares)	358,030
Granted (in shares)	107,737
Vested (in shares)	(124,605)
Forfeited (in shares)	(7,224)
Non-vested outstanding at end of period (in shares)	333,938
Weighted Average Exercise Price
Non-vested outstanding at beginning of period (USD per share)	$ 103.68
Granted (USD per share)	159.83
Vested (USD per share)	92.25
Forfeited (USD per share)	122.18
Non-vested outstanding at end of period (USD per share)	125.66
Weighted Average Grant Date Fair Value
Non-vested outstanding at beginning of period (USD per share)	31.28
Granted (USD per share)	42.43	$ 43.43
Vested (USD per share)	27.51
Forfeited (USD per share)	35.25
Non-vested outstanding at end of period (USD per share)	$ 36.20